Segment Information Geographic Segments (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015 Segment	Sep. 30, 2015 USD ($) Segment	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Geographic Area Information [Line Items]
Number of reportable segments | Segment		7
Net Sales		$ 37,179	$ 38,749	$ 37,145
Long-Lived Assets (Year-end)		5,870	6,314	6,585
United States
Geographic Area Information [Line Items]
Net Sales		16,841	16,596	15,406
Long-Lived Assets (Year-end)		2,681	2,762	2,551
Germany
Geographic Area Information [Line Items]
Net Sales		3,375	3,853	4,411
Long-Lived Assets (Year-end)		680	910	1,057
Mexico
Geographic Area Information [Line Items]
Net Sales		1,933	2,001	2,027
Long-Lived Assets (Year-end)		594	567	560
Other European Countries
Geographic Area Information [Line Items]
Net Sales		7,320	8,913	7,639
Long-Lived Assets (Year-end)		1,006	1,064	1,439
Other Foreign
Geographic Area Information [Line Items]
Net Sales		7,710	7,386	7,662
Long-Lived Assets (Year-end)		$ 909	$ 1,011	$ 978
Building Efficiency
Geographic Area Information [Line Items]
Number of reportable segments | Segment	4	3